Stock-Based Compensation	3 Months Ended
Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
Stock-Based Compensation
The Company's 2014 Long-Term Incentive Plan (the “2014 Incentive Plan”), was adopted by our board of directors in January 2014. The 2014 Incentive Plan provides for the grant of equity-based awards, including options to purchase shares of common stock, stock appreciation rights, restricted and unrestricted stock awards, restricted stock units and performance awards. The 2014 Incentive Plan will automatically expire on the tenth anniversary of its effective date.
The number of shares of our common stock that are authorized to be issued under the 2014 Incentive Plan is 1,644,875 shares. To the extent that shares of the Company's common stock subject to an outstanding option, stock appreciation right, stock award or performance award granted under the 2014 Incentive Plan or any predecessor plan are not issued or delivered by reason of the expiration, termination, cancellation or forfeiture of such award or the settlement of such award in cash, then such shares of common stock generally shall again be available under the 2014 Incentive Plan.
At our 2016 Annual Meeting of Shareholders on May 24, 2016, our shareholders approved the Company's 2016 Incentive Award Plan (the "2016 Incentive Plan"). The 2016 Incentive Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units and other stock- or cash-based awards. Non-employee directors of the Company and employees and consultants of the Company or any of its subsidiaries are eligible to receive awards under the 2016 Incentive Plan. The 2016 Incentive Plan authorizes the issuance of 800,000 shares of common stock, subject to certain limitations. The 2016 Incentive Plan will expire on February 23, 2026.
The Company has issued stock option and restricted stock unit awards under the 2014 Incentive Plan and restricted stock unit awards under the 2016 Incentive Plan. As of March 31, 2017, 18,599 shares remain available for grant under the 2014 Incentive Plan and 506,777 shares remain available for grant under the 2016 Incentive Plan. The exercise price of stock-based awards may not be less than the market value of the Company's common stock on the date of grant. The fair value for stock options is established at the date of grant using the Black-Scholes model for time-based vesting awards. The Company's stock option and restricted stock unit awards typically vest over a one to three year period and the stock options expire ten years from the date of grant.
A summary of the Company’s common stock option activity as of and for the three months ended March 31, 2017 and 2016 is presented below:

	Three Months Ended March 31,
	2017		2016
	Number of Shares	Weighted-Average Exercise Price per Share	Number of Shares	Weighted-Average Exercise Price per Share
Stock Option Activity
Outstanding, beginning of period	835,786	$11.00	840,298	$11.00
Granted	—	$—	—	$—
Exercised	—	$—	—	$—
Forfeited	—	$—	(2,112)	$11.00
Outstanding, end of period	835,786	$11.00	838,186	$11.00
Exercisable, end of period	835,786	$11.00	44,442	$11.00

A summary of the Company’s restricted stock unit activity as of and for the three months ended March 31, 2017 and 2016 is presented below:

	Three Months Ended March 31,
	2017		2016
	Number of Shares	Weighted-Average Grant-Date Fair Value per Share	Number of Shares	Weighted-Average Grant-Date Fair Value per Share
Restricted Stock Unit Activity
Outstanding, beginning of period	474,989	$10.66	308,386	$14.20
Granted	293,223	$10.67	409,509	$10.05
Vested	(204,846)	$10.60	(226,516)	$14.15
Forfeited	(3,102)	$11.11	(3,980)	$13.68
Outstanding, end of period	560,264	$10.68	487,399	$10.74

The expense related to the Company's stock-based compensation programs, included in general and administrative expense in the accompanying condensed consolidated statements of operations, was as follows:

	Three Months Ended March 31,
	2017	2016
	(Dollars in thousands)
Expense related to:
Stock options	$11	$262
Restricted stock units	600	723
	$611	$985

We used the "simplified method" to establish the expected term of the common stock options granted by the Company. Our restricted stock unit awards are valued based on the closing price of our common stock on the date of grant. At March 31, 2017, the amount of unearned stock-based compensation currently estimated to be expensed through 2020 is $5.7 million. The weighted-average period over which the unearned stock-based compensation is expected to be recognized is 2.4 years. If there are any modifications or cancellations of the underlying unvested awards, the Company may be required to accelerate, increase or cancel any remaining unearned stock-based compensation expense.
Stock-Based Compensation
On August 18, 2010, the Company granted equity-based units to certain members of management valued on the date of grant at $1.9 million with a four year vesting period. Recipients of the equity-based units had the right to receive certain distributions, if any, from the Company following return of capital to its equity members. The share-based units vested upon completion of the IPO, and the remaining unrecognized compensation expense of $316,667 was recognized during the first quarter of 2014, and is included in general and administrative expense in the accompanying consolidated statements of operations.
The 2014 Long-Term Incentive Plan (the “2014 Incentive Plan”), was adopted by our board of directors in January 2014. The 2014 Incentive Plan provides for the grant of equity-based awards, including options to purchase shares of common stock, stock appreciation rights, restricted and unrestricted stock awards, restricted stock units and performance awards. The 2014 Incentive Plan will automatically expire on the tenth anniversary of its effective date.
The number of shares of our common stock that are authorized to be issued under the 2014 Incentive Plan is 1,644,875 shares. To the extent that shares of the Company's common stock subject to an outstanding option, stock appreciation right, stock award or performance award granted under the 2014 Incentive Plan or any predecessor plan are not issued or delivered by reason of the expiration, termination, cancellation or forfeiture of such award or the settlement of such award in cash, then such shares of common stock generally shall again be available under the 2014 Incentive Plan.
The Company has issued stock option and restricted stock unit awards under the 2014 Incentive Plan. As of December 31, 2016, 15,497 shares remain available for grant under the 2014 Incentive Plan. The exercise price of stock-based awards may not be less than the market value of the Company's common stock on the date of grant. The fair value for stock options is established at the date of grant using the Black-Scholes model for time-based vesting awards. The Company's stock option and restricted stock awards typically vest over a one to three year period and the stock options expire ten years from the date of grant.
At our 2016 Annual Meeting of Shareholders on May 24, 2016, our shareholders approved the 2016 Incentive Award Plan (the "2016 Incentive Plan"). The 2016 Incentive Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units and other stock- or cash-based awards. Non-employee directors of the Company and employees and consultants of the Company, or any of its subsidiaries, are eligible to receive awards under the 2016 Incentive Plan. The 2016 Incentive Plan authorizes the issuance of 800,000 shares of common stock, subject to certain limitations. The 2016 Incentive Plan will expire on February 23, 2026. At December 31, 2016, no awards had been granted from the 2016 Incentive Plan.
A summary of the Company’s common stock option activity as of and for the year ended December 31, 2016, 2015 and 2014 is presented below:

	Year Ended December 31,
	2016		2015		2014
	Number of Shares	Weighted-Average Exercise Price per Share	Number of Shares	Weighted-Average Exercise Price per Share	Number of Shares	Weighted-Average Exercise Price per Share
Outstanding Stock Option Activity
Outstanding, beginning of period	840,298	$11.00	846,874	$11.00	—	$—
Granted	—	$—	—	$—	872,683	$11.00
Exercised	—	$—	(1,584)	$11.00	—	$—
Forfeited	(4,512)	$11.00	(4,992)	$11.00	(25,809)	$11.00
Outstanding, end of period	835,786	$11.00	840,298	$11.00	846,874	$11.00
Exercisable, end of period	42,042	$11.00	23,133	$11.00	—	$—

A summary of the Company’s restricted stock units activity as of and for the year ended December 31, 2016, 2015 and 2014 is presented below:

	Year Ended December 31,
	2016		2015		2014
	Number of Shares	Weighted-Average Grant-Date Fair Value per Share	Number of Shares	Weighted-Average Grant-Date Fair Value per Share	Number of Shares	Weighted-Average Grant-Date Fair Value per Share
Restricted Stock Units Activity
Outstanding, beginning of period	308,386	$14.20	112,233	$11.36	—	$—
Granted	414,045	$10.05	294,355	$14.46	118,937	$11.34
Vested	(231,633)	$14.22	(85,386)	$11.48	—	$—
Forfeited	(15,809)	$11.62	(12,816)	$13.44	(6,704)	$11.00
Outstanding, end of period	474,989	$10.66	308,386	$14.20	112,233	$11.36

The expense related to the Company's stock-based compensation programs, included in general and administrative expense in the accompanying consolidated statements of operations, was as follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Expense related to:
Equity based incentive units	$—	$—	$317
Stock options	1,054	1,184	1,128
Restricted stock units	2,417	2,700	877
	$3,471	$3,884	$2,322

The following table presents details of the assumptions used to calculate the weighted-average grant date fair value of common stock options granted by the Company:

	Year Ended December 31,
	2016	2015	2014
Expected term (in years)	4.3	4.3	4.3
Expected volatility	49.0%	49.0%	49.0%
Risk-free interest rate	1.2%	1.2%	1.2%
Expected dividends	—	—	—
Weighted-average grant date fair value per share	$4.43	$4.43	$4.43

The following table presents details of the assumptions used to calculate the re-measurement date fair value of common stock options granted to Mr. Davis by the Company in accordance with ASC 505-50 as discussed in Note 1:

	Year Ended December 31,
	2016	2015
Expected term (in years)	1.1	2.1
Expected volatility	36.7%	28.2%
Risk-free interest rate	0.9%	1.1%
Expected dividends	—	—
Re-measurement date fair value per share	$2.14	$3.21

We used the "simplified method" to establish the expected term of the common stock options granted by the Company. Our restricted stock awards are valued based on the closing price of our common stock on the date of grant. At December 31, 2016, the amount of unearned stock-based compensation currently estimated to be expensed through 2019 related to common stock options and restricted stock unit awards is $3.3 million, net of estimated forfeitures. The weighted-average period over which the unearned stock-based compensation is expected to be recognized is 1.9 years. If there are any modifications or cancellations of the underlying unvested awards, the Company may be required to accelerate, increase or cancel any remaining unearned stock-based compensation expense.